STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASE OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH ENDING JANUARY 31, 2000

           The BlackRock North American Government Income Trust Inc.

----------------------------------------------------------------------------------------------------------------
                                                                         Approximate Asset
                                                                              Value or
                                          Number of                       approximate asset       Name of Seller
Date of each       Identification of        Shares                        coverage per share      or of Seller's
Transaction          Security             Purchased    Price per Share   at time of purchase          Broker
----------------------------------------------------------------------------------------------------------------
  1/31/00              BNA                   7,500         9.5000                11.30             PRUDENTIAL
  1/28/00              BNA                  91,000         9.4828                11.47             PRUDENTIAL
  1/25/00              BNA                  25,000         9.3750                11.27             PRUDENTIAL
  1/24/00              BNA                  17,500         9.3125                11.27             PRUDENTIAL
  1/20/00              BNA                  10,000         9.3125                11.27             PAINE WEBBER
  1/11/00              BNA                  32,100         9.3750                11.33             PAINE WEBBER
   1/7/00              BNA                  55,000         9.3750                11.33             PAINE WEBBER
   1/6/00              BNA                  14,100         9.2917                11.33             PAINE WEBBER



REMARKS: None

The BlackRock North American
Government Income Trust Inc.
----------------------------------------------------------
                 Name of Registrant

By /s/  Henry Gabbay
----------------------------------------------------------
Henry Gabbay
                      (Name)
Treasurer
----------------------------------------------------------
                      (Title)


Date of Statement February 17, 2000
                  -----------------